Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	120,000,000	120,000,000	120,000,000
Common stock, shares issued	633,000	357,000	307,000
Common stock, shares outstanding	633,000	357,000	307,000
Exchangeable shares, par value (in Dollars per share)
Exchangeable shares, unlimited shares authorized
Exchangeable shares, shares outstanding	128,000	228,000	233,000
Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000